OTHER LOSS, NET	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
OTHER LOSS, NET
8. OTHER LOSS, NET

Other loss, net for the years ended December 31, 2020 and 2019 includes the following:

	Year ended December 31, 2020	Year ended December 31, 2019
Loss on disposal of plant and equipment and mining interest	($6,502)	($4,983)
Change in fair value of warrant investments	(3,261)	(18)
Foreign exchange (loss), net	(58,462)	(16,208)
Other[1]	(4,264)	2,392
Other loss, net	($72,489)	($18,817)
[1]Includes $5.6 million spent on restructuring costs on the Canadian operations during the year ended December 31, 2020.